RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Sep. 30, 2025
RELATED PARTY TRANSACTIONS
Schedule of related party transactions

a. Nature of relationships with related parties

Name	Relationship with the Company
Mr. Jie Xiao	Chairman of the Board and CEO of the Company
Ms. Meiqi Chen	One of the shareholders of Xinjiang YSX
Mr. Bin Wang	Supervisor of Anjielun, Xinjiang YSX and Guangdong Hengding Technology Co., Ltd. (“Hengding”)
Ms. Ruomei Wu	Largest shareholder of Xihang
Mr. Yizhuo Tan	Director of Xinjiang YSX and one of the shareholders of Xinjiang YSX
Guangzhou Yinqi Refrigeration Decoration Engineering Co., Ltd. (“Guangzhou Yinqi”)	Mr. Yizhuo Tan holds 40% ownership interest in this entity and is also the general manager, executive director, and legal representative of this entity
Chongqing Yinzhi Business Service Co. Ltd. (“ Chongqing Yinzhi”)	Mr. Yizhuo Tan is the legal representative, executive director, and general manager of this entity
Guangzhou Dayong Insurance Agency Co. Ltd. (“Dayong”)	An entity affiliated with one of the shareholders of Xinjiang YSX, Ms. Qian Zeng
Mr. Geran Xiao	Chief Financial Officer (“CFO) of the Company and one of the shareholders of Xinjiang YSX
Guangzhou Tea Source Technology Co. Ltd. (“Tea Source”)	An entity controlled by Mr. Geran Xiao
Guangzhou Auto Service Technology Co., Ltd. (“GZ Auto Service”)	Ms. Meiqi Chen holds 40% ownership interest in this entity and is also the supervisor of this entity

b. Revenue and accounts receivable by related parties

Revenue and accounts receivable from related parties consists of the following:

		Revenue		Accounts receivable
		For the six months ended
		September 30,		As of
				‘September 30,	‘March 31,
		2025	2024	2025	2025
Name	Nature of service contract	(Unaudited)	(Unaudited)	(Unaudited)
Dayong	Auto insurance aftermarket value-added services	$11,728,470	$9,346,622	$9,517,048	$5,381,535
Total		$11,728,470	$9,346,622	$9,517,048	$5,381,535

c. Due from a related party

Due from a related party consists of the following:

	September 30,	March 31,
Name	2025	2025
Mr. Jie Xiao	$717,836	$198,611
Total due from a related party	$717,836	$198,611

d. Due to related parties

Due to related parties consists of the following:

	September 30,	March 31,
Name	2025	2025
	(Unaudited)
Mr. Jie Xiao	$170,328	$137,805
Mr. Bin Wang	3,384	3,430
Total due to related parties	$173,712	$141,235